Deposits by Banks (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure Of Deposits From Banks [Abstract]
Schedule of Deposits by Banks

	30 June 2024	31 December 2023
	£m	£m
Items in the course of transmission	973	732
Deposits held as collateral	613	888
Other deposits(1)	14,955	18,737
	16,541	20,357
(1)Includes balance drawn from the TFSME of £13.0bn (2023: £17.0bn).